Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment, net
Schedule of property, plant and equipment

	December 31,	December 31,
	2019	2018

Building	$5,199,348	$5,473,555
Machinery and Production equipment	1,901,886	2,012,061
Electronic equipment	240,606	203,491
Office equipment	55,961	55,407
Automobiles	501,156	527,485
Construction in progress	117,014	121,255
Subtotal	8,015,971	8,393,254
Less: Accumulated depreciation	(5,315,937)	(5,152,634)
Property, plant and equipment, net	$2,700,034	$3,240,620